BORROWINGS - Narrative (Details) - USD ($)		1 Months Ended	12 Months Ended
		Feb. 27, 2026	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Total borrowings and other debt obligations	[1]		$ 37,102,112,000	$ 44,010,910,000
Redemption option, UPB threshold			10.00%
SBNA Auto Lease Trust (SBALT)
Debt Instrument [Line Items]
On-balance sheet securitization transaction			$ 860,400,000
On-balance sheet securitization transaction, retained			110,400,000
SDART Platform
Debt Instrument [Line Items]
On-balance sheet securitization transaction		$ 1,900,000,000	8,000,000,000.0
On-balance sheet securitization transaction, retained		$ 308,400,000	1,200,000,000
DRIVE Platform
Debt Instrument [Line Items]
On-balance sheet securitization transaction			2,900,000,000
On-balance sheet securitization transaction, retained			341,900,000
SCARF Platform
Debt Instrument [Line Items]
On-balance sheet securitization transaction			532,500,000
5.47% senior notes due March 2029 | Senior Notes
Debt Instrument [Line Items]
Debt issued			$ 850,000,000
Stated interest rate			5.47%
Senior Notes Due March 2029 | Senior Notes
Debt Instrument [Line Items]
Debt issued			$ 400,000,000
5.74% senior notes due March 2031 | Senior Notes
Debt Instrument [Line Items]
Debt issued			$ 750,000,000
Stated interest rate			5.74%
Senior note due September 2026 | Senior Notes
Debt Instrument [Line Items]
Debt issued			$ 850,000,000
CLNs due January 2034
Debt Instrument [Line Items]
Debt issued			$ 212,600,000

[1]	The Company has interests in certain Trusts that are considered VIEs for accounting purposes. At December 31, 2025 and December 31, 2024, net LHFI included $21.6 billion and $24.6 billion, Operating leases assets, net included $8.4 billion and $11.7 billion, restricted cash included $668.2 million and $706.6 million, Other assets included $710.7 million and $693.1 million, Borrowings and other debt obligations included $23.6 billion and $26.2 billion, and Other liabilities included $96.1 million and $99.6 million of assets or liabilities, respectively, that were included within VIEs. See Note 8 to these Consolidated Financial Statements for additional information.